Operating Leases (Tables)	6 Months Ended
Mar. 31, 2026
Operating Leases [Abstract]
Schedule of Operating Lease

As of September 30, 2025 and March 31, 2026, operating lease consist of the following:

	As of
	September 30, 2025	March 31, 2026
Right-of-use assets, costs	$40,789	$108,674
Accumulated amortization	(42,412)	(47,760)
Modification	30,364	-
Right-of-use assets, net	$28,741	$60,914

As of September 30, 2025 and March 31, 2026, operating lease liabilities consist of the following:

	As of
	September 30, 2025	March 31, 2026
Operating lease liabilities - current portion	$30,818	$45,298
Total	$30,818	$45,298

Other lease information is as follows:

	For the six months ended March 31,
	2025	2026
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$20,219	$55,345
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$69,825
Weighted-average remaining lease term - operating leases	0.5 years	1.25 years
Weighted-average discount rate - operating leases	3.375%	2.558%

Schedule of Future Minimum Lease Payments Under Operating Lease

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

As of September 30, 2025
2026	$31,630
Total lease payments	$31,630
Less: imputed interest	(812)
Total operating lease liabilities, net of interest	$30,818

The following is a schedule of future minimum payments under operating leases as of March 31, 2026:

As of March 31, 2026
2026	$45,768
Total lease payments	$45,768
Less: imputed interest	(470)
Total operating lease liabilities, net of interest	$45,298